Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following at year end:

	2025	2024
Prepaid taxes	$44,734	$60,371
Prepaid expenses	41,759	37,979
Promotional items and related advances	17,173	16,774
Others	234	710
	$103,900	$115,834